Income Taxes - Schedule of Amounts of Tax Pools Available, Including Tax Losses (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 8,761	$ 9,326
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	6,113	7,935
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Amounts of tax pools available, including tax losses	$ 2,648	$ 1,391